Cover	Oct. 01, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2021
Entity File Number	000-51353
Entity Registrant Name	Protagenic Therapeutics, Inc.\new
Entity Central Index Key	0001022899
Entity Tax Identification Number	06-1390025
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	149 Fifth Avenue
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	212
Local Phone Number	994-8200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	PTIX
Security Exchange Name	NASDAQ
Common Stock Warrants [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock Warrants
Trading Symbol	PTIXW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	212-994-8200